LEASES	6 Months Ended
Dec. 31, 2023
LEASES
LEASES

NOTE 10. LEASES

The Company leases office spaces and land use rights under non-cancelable operating leases, with terms ranging from one to fifty years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Rights of use lease assets - current	¥—	¥1,714,263	$241,449
Less: impairment	—	(834,975)	(117,604)
Rights of use lease assets, net - current	—	879,288	123,845

Rights of use lease assets - non - current	3,489,875	16,204,906	2,282,413
Less: impairment	(834,975)	—	—
Rights of use lease assets, net - non - current	2,654,900	16,204,906	2,282,413
Operating lease liabilities – current	¥3,066,146	¥722,857	$101,812
Operating lease liabilities – non-current	25,144	341,366	48,080
Total operating lease liabilities	¥3,091,290	¥1,064,223	$149,892

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:

	June 30,	December 31,
	2023	2023
		RMB
	RMB	(Unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	23.90	23.50
Weighted average discount rate	5.0%	5.0%

Operating lease costs and short-term lease costs for the six months ended December 31, 2022 were ¥1,694,074 and ¥480,040, respectively.

Operating lease costs and short-term lease costs for the six months ended December 31, 2023 were ¥1,659,302 ($233,708) and ¥313,533 ($44,160), respectively.

Impairment loss for the ROU was all ¥nil for the six months ended December 31,2022 and 2023, respectively. As ROU of FGS was not able to generate enough future cashflow. Therefore, the Company decided to record full impairment of the ROU during the year ended June 30, 2023.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2023:

	RMB	US Dollars
Twelve months ending June 30,	(Unaudited)	(Unaudited)
2024	¥1,045,399	$147,241
2025	26,400	3,718
Total lease payments	1,071,799	150,959
Less: imputed interest	(7,576)	(1,067)
Present value of lease liabilities	1,064,223	149,892
Less: operating lease liabilities – current	722,857	101,812
Operating lease liabilities – non-current	¥341,366	$48,080